INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2022
Disclosure of income tax [Abstract]
INCOME TAX EXPENSE	INCOME TAX EXPENSE
Income tax expense for each of the years presented is as follows:

	Year ended December 31,
	2022	2021	2020

Current tax
Current tax	(671,016)	(1,650,281)	(338,408)

Deferred tax (Note 19)
Deferred tax	80,692	185,655	39,895
Effect of changes in tax law (1)	—	(9,117)	—
Recovery of income tax (2)	16,596	76,604	7,025

Income tax expense	(573,728)	(1,397,139)	(291,488)
(1) For 2021, it includes the modification of the tax rate in Argentina enacted in 2017 and modified in 2019 and 2021, setting the corporate income tax rate to 35% for the year 2021 going forward.
(2) It includes the recovery of tax credits in Ternium Brasil Ltda.

Income tax expense for the years ended December 31, 2022, 2021 and 2020 differed from the amount computed by applying the statutory income tax rate in force in each country in which the company operates to pre-tax income as a result of the following:

	Year ended December 31,
	2022	2021	2020

Income before income tax	2,666,500	5,764,330	1,159,359

Income tax expense at statutory tax rate	(785,888)	(1,633,556)	(350,896)
Non taxable income	—	37,815	118,540
Non deductible expenses	(45,862)	—	—
Effect of currency translation on tax base (1)	241,426	131,115	(66,157)
Recovery of income tax	16,596	76,604	7,025
Effect of changes in tax law	—	(9,117)	—

Income tax expense	(573,728)	(1,397,139)	(291,488)
(1) Ternium applies the liability method to recognize deferred income tax on temporary differences between the tax bases of assets and their carrying amounts in the financial statements. By application of this method, Ternium recognizes gains and losses on deferred income tax due to the effect of the change in the value on the tax basis in subsidiaries, which have a functional currency different to their local currency, mainly Mexico and Argentina.
Tax rates used to perform the reconciliation between tax expense (income) and accounting profit are those in effect at each relevant date or period in each applicable jurisdiction.
DEFERRED INCOME TAX
Deferred income taxes are calculated in full on temporary differences under the liability method using the tax rate of the applicable country.
Changes in deferred income tax are as follows:

	As of December 31,
	2022	2021

At the beginning of the year	(25,471)	(187,782)

Translation differences	330	(69)
Effect of changes in tax law (note 10)	—	(9,117)
Credits directly to other comprehensive income	(18,056)	(14,158)
Deferred tax credit (note 10)	80,692	185,655

At the end of the year	37,495	(25,471)
19.    DEFERRED INCOME TAX (continued)

The changes in deferred tax assets and liabilities (prior to offsetting the balances within the same tax jurisdiction) during the year are as follows:

Deferred tax liabilities	PP&E	Inventories	Intangible assets	Other	Total at December 31, 2022

At the beginning of the year	(353,420)	49,437	(26,323)	(10,959)	(341,265)

Income statement credit (charge)	152,864	(119,031)	3,400	13,270	50,503

At the end of the year	(200,556)	(69,594)	(22,923)	2,311	(290,762)

Deferred tax assets	Provisions	Trade receivables	Tax losses (1)	Other (2)	Total at December 31, 2022

At the beginning of the year	82,139	35,144	3,578	194,934	315,795

Translation differences	—	—	—	330	330
Credits directly to other comprehensive income	—	—	—	(18,056)	(18,056)
Income statement credit (charge)	16,860	(19,629)	13,822	19,136	30,189

At the end of the year	98,999	15,515	17,400	196,343	328,257
(1) As of December 31, 2022, the recognized deferred tax assets on tax losses amount to $17.4 million and there are net unrecognized deferred tax assets of $202.0 million and unrecognized tax losses amounting to $879.0 million. These two last effects are connected to the acquisition of Ternium Brasil Ltda.
(2) It corresponds mainly to the deferred tax assets related to post-employment benefits and asset retirement obligations.

Deferred tax liabilities	PP&E	Inventories	Intangible assets	Other	Total at December 31, 2021

At the beginning of the year	(426,140)	(30,187)	(20,710)	(2,021)	(479,058)

Income statement credit (charge)	72,720	79,624	(5,613)	(8,938)	137,793

At the end of the year	(353,420)	49,437	(26,323)	(10,959)	(341,265)

Deferred tax assets	Provisions	Trade receivables	Tax losses (3)	Other (4)	Total at December 31, 2021

At the beginning of the year	52,342	9,186	31,084	198,664	291,276

Translation differences	—	—	—	(69)	(69)
Credits directly to other comprehensive income	—	—	—	(14,158)	(14,158)
Effect of changes in tax law	—	—	—	(9,117)	(9,117)
Income statement credit (charge)	29,797	25,958	(27,506)	19,613	47,862

At the end of the year	82,139	35,144	3,578	194,934	315,795
(3) As of December 31, 2021, the recognized deferred tax assets on tax losses amount to $3.6 million and there are net unrecognized deferred tax assets of $0.1 billion and unrecognized tax losses amounting to $0.8 billion. These two last effects are connected to the acquisition of Ternium Brasil Ltda.
(4) It corresponds mainly to the deferred tax assets related to post-employment benefits and asset retirement obligations.

Deferred tax assets and liabilities are offset when the entity a) has a legally enforceable right to set off the recognized amounts; and b) intends to settle the tax on a net basis or to realize the asset and settle the liability simultaneously.